Short-Term Bank Loans (Details) - Part 2 $ in Thousands, ¥ in Millions																																																																			1 Months Ended			12 Months Ended
	Nov. 20, 2023 USD ($)	Nov. 20, 2023 CNY (¥)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 CNY (¥)	Jun. 21, 2023 USD ($)	Jun. 21, 2023 CNY (¥)	Jun. 19, 2023 USD ($)	Jun. 19, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Jun. 09, 2023 USD ($)	Jun. 09, 2023 CNY (¥)	Jun. 05, 2023 USD ($)	Jun. 05, 2023 CNY (¥)	May 09, 2023 USD ($)	May 09, 2023 CNY (¥)	May 04, 2023 USD ($)	May 04, 2023 CNY (¥)	Apr. 24, 2023 USD ($)	Apr. 24, 2023 CNY (¥)	Apr. 15, 2023 USD ($)	Apr. 15, 2023 CNY (¥)	Mar. 21, 2023 USD ($)	Mar. 21, 2023 CNY (¥)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 CNY (¥)	Feb. 17, 2023 USD ($)	Feb. 17, 2023 CNY (¥)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 CNY (¥)	Dec. 16, 2022 USD ($)	Dec. 16, 2022 CNY (¥)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 CNY (¥)	Jul. 18, 2022 USD ($)	Jul. 18, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jun. 15, 2022 USD ($)	Jun. 15, 2022 CNY (¥)	Jun. 07, 2022 USD ($)	Jun. 07, 2022 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Mar. 17, 2022 USD ($)	Mar. 17, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Jan. 28, 2022 USD ($)	Jan. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)	Jan. 14, 2022 USD ($)	Jan. 14, 2022 CNY (¥)	Dec. 14, 2021 USD ($)	Dec. 14, 2021 CNY (¥)	Sep. 07, 2021 USD ($)	Sep. 07, 2021 CNY (¥)	Aug. 26, 2021 USD ($)	Aug. 26, 2021 CNY (¥)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 CNY (¥)	Aug. 03, 2021 USD ($)	Aug. 03, 2021 CNY (¥)	Apr. 15, 2022 USD ($)	Dec. 24, 2021 USD ($)	Dec. 24, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Feb. 21, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Dec. 26, 2023 USD ($)	Dec. 26, 2023 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Dec. 07, 2023 USD ($)	Dec. 07, 2023 CNY (¥)	Sep. 27, 2023 USD ($)	Sep. 27, 2023 CNY (¥)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Sep. 12, 2023 USD ($)	Sep. 12, 2023 CNY (¥)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CNY (¥)	Jun. 19, 2023 CNY (¥)	Jun. 15, 2023 USD ($)	Jun. 15, 2023 CNY (¥)	Jun. 09, 2023 CNY (¥)	Jun. 05, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Apr. 17, 2023 USD ($)	Apr. 17, 2023 CNY (¥)	Apr. 07, 2023 USD ($)	Apr. 07, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 CNY (¥)	Jan. 11, 2023	Jan. 09, 2023	Dec. 31, 2022 USD ($)	Dec. 22, 2022 USD ($)	Dec. 22, 2022 CNY (¥)	Dec. 21, 2022 CNY (¥)	Dec. 16, 2022 CNY (¥)	Dec. 15, 2022 CNY (¥)	Nov. 09, 2022 USD ($)	Nov. 09, 2022 CNY (¥)	Sep. 19, 2022 USD ($)	Sep. 19, 2022 CNY (¥)	Aug. 12, 2022 USD ($)	Aug. 12, 2022 CNY (¥)	Jun. 16, 2022 USD ($)	Jun. 16, 2022 CNY (¥)	Apr. 15, 2022 CNY (¥)	Apr. 12, 2022 USD ($)	Apr. 12, 2022 CNY (¥)	Apr. 08, 2022 USD ($)	Apr. 08, 2022 CNY (¥)	Mar. 17, 2022 CNY (¥)	Mar. 08, 2022 USD ($)	Mar. 08, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 22, 2022 USD ($)	Feb. 22, 2022 CNY (¥)	Jan. 28, 2022 CNY (¥)	Jan. 21, 2022 CNY (¥)	Jan. 14, 2022 CNY (¥)	Dec. 24, 2021 CNY (¥)	Oct. 27, 2021 USD ($)	Oct. 27, 2021 CNY (¥)	Sep. 17, 2021	Aug. 19, 2021 USD ($)	Aug. 19, 2021 CNY (¥)	Aug. 10, 2021 USD ($)	Aug. 10, 2021 CNY (¥)	Jul. 21, 2021 USD ($)	Jul. 21, 2021 CNY (¥)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CNY (¥)	Jun. 28, 2021	Jun. 03, 2021 USD ($)	Jun. 03, 2021 CNY (¥)	Apr. 02, 2021 USD ($)	Apr. 02, 2021 CNY (¥)	Mar. 26, 2021 USD ($)	Mar. 26, 2021 CNY (¥)	Mar. 09, 2021 USD ($)	Mar. 09, 2021 CNY (¥)
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Short term loan																																																																						$ 36,130			¥ 10.0	$ 700	¥ 5.0					$ 22,600	¥ 160.0																										$ 47,655
Land use rights for property													$ 800	¥ 5.9																																																								1,000
Loan amount outstanding	$ 1,400	¥ 9.9																																																																				1,400	¥ 10.0
Repayment of loan					$ 1,400	¥ 10.0	$ 3,600	¥ 25.0	$ 1,600	¥ 11.0	$ 2,800	¥ 19.0			$ 100	¥ 1.0	$ 2,300	¥ 16.0	$ 100	¥ 1.0	$ 2,900	¥ 20.0	$ 1,900	¥ 13.0			$ 10,800	¥ 75.0							$ 3,140	¥ 20.0	$ 2,820	¥ 18.0	$ 5,800	¥ 37.0	$ 3,000	¥ 20.0	$ 4,600	¥ 30.0	$ 2,600	¥ 17.0
Drew down loan amounts							$ 1,800				$ 2,800																																																																	$ 1,400	¥ 10.0					$ 1,400	¥ 10.0			$ 1,400	¥ 10.0	$ 4,200	¥ 30.0				¥ 20.0		$ 2,400	¥ 17.0	$ 2,800	¥ 20.0	$ 1,800	¥ 13.0														¥ 9.9	$ 3,600																					$ 2,800	¥ 20.0				$ 4,600	¥ 30.0	$ 3,100	¥ 20.0	$ 2,600	¥ 17.0		$ 900	¥ 6.0			$ 800	¥ 6.0
Interest rate of loan							4.00%																																																																											4.00%	4.00%			3.70%	3.70%			4.00%	4.00%	4.00%																					4.20%	4.20%
Repayment to the bank			$ 800	¥ 6.0																																											$ 1,400	¥ 10.0	$ 700	¥ 5.0	$ 1,400	¥ 10.0
Loan drawn																																																																														$ 1,400	¥ 10.0											¥ 13.0																		$ 1,400	¥ 10.0
Short-term loan facility amount																																																																						1,400			10.0
Short-term loan facility																									$ 11,300	¥ 80.0
Fixed interest rate	3.90%	3.90%																							2.50%	2.50%									4.00%	4.00%	4.00%	4.00%	4.00%	4.00%																																				3.90%	3.90%	3.80%	3.80%																		5.50%	5.50%								4.10%																														3.90%	3.90%	3.70%									4.35%	3.35%	3.35%			3.70%	3.70%
China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Short term loan													10,600																																		$ 1,500		$ 800		$ 2,300																	$ 9,200																										¥ 75.0																																¥ 10.0			¥ 5.0			¥ 15.0			¥ 60.0
Loan amount outstanding																																																											$ 1,600	¥ 10.0	$ 3,100	¥ 20.0			$ 4,600	¥ 30.0		9,300	¥ 60.0
Repayment of loan																															$ 2,200	¥ 15.0	$ 2,400	¥ 17.0																			$ 2,300	¥ 15.0	$ 2,300	¥ 15.0
Drew down loan amounts							$ 2,100																																														$ 2,200		$ 2,400																																			¥ 15.0																							$ 1,400																					¥ 17.0
Interest rate of loan							3.70%																								4.30%		4.30%																				4.50%		4.50%																																			3.70%																					4.30%	4.30%			4.30%	4.30%						4.50%	4.50%				4.50%	4.50%		4.50%	4.50%		4.50%	4.50%
Repayment to the bank																																									$ 5,300	¥ 37.0
Short-term loan facility amount																																																																						10,600			75.0
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Short term loan																																																																																				$ 1,400	¥ 10.0																																							$ 3,100	¥ 20.0
Drew down loan amounts																																																					$ 900																																																																																¥ 6.0						$ 4,300	¥ 30.0
Loan drawn | ¥																																																																																																																									¥ 20.0
Short-term loan facility amount																																																																						2,800			20.0
Short-term loan facility																																																															$ 4,300	¥ 30.0
Fixed interest rate																																																					3.80%																																																																				5.50%												3.80%						5.60%	5.60%
Industrial Bank Fuzhou Huqian Sub Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Short term loan																																																																																																																																																										$ 1,500	¥ 10.0
Drew down loan amounts																																																																																																																					$ 4,300	¥ 30.0
Fixed interest rate																																																																																																																					5.60%	5.60%
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Short term loan																																																																						1,400		¥ 10.0																																															$ 1,400	¥ 10.0																														$ 1,500	¥ 10.0
Repayment of loan			$ 1,400	¥ 10.0																																																					$ 750	¥ 5.0
Fixed interest rate																																																																								3.70%																																															5.00%	5.00%																														5.50%	5.50%
Short-Term Loan [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Short term loan																																																																				11,600																																																																			¥ 75.0
Short-Term Loan [Member] | Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Short-term loan facility amount																																																																						$ 4,200			¥ 30.0
4.50%[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Drew down loan amounts																																																																																																																										$ 1,400	¥ 10.0				$ 700	¥ 5.0		$ 1,400	¥ 10.0		¥ 15.0
4.30%[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Drew down loan amounts																															$ 3,000		$ 2,300																																																										$ 5,200	¥ 37.0																			¥ 21.0	¥ 16.0				¥ 25.0
Interest rate of loan																																																																																																									4.05%
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Additional loan																																																																			$ 2,900
Yongxu, LIU [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Real estate amount | ¥																																																																																														¥ 12.1
Land use rights for property																																																																				900
Real Estate [Member} | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Real estate amount													$ 1,700																																																							$ 1,800
Fujian shengfeng logistics co., ltd.[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Drew down loan amounts																																																							$ 1,500																																																																															¥ 10.0
Interest rate of loan																																																							4.50%																																																																															4.50%
Repayment to the bank																													$ 1,500	¥ 10.0
Fuqing Shengfeng Logistics Co., Ltd. [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Short term loan																																																																																																							$ 800	¥ 6.0
Repayment of loan							$ 400	¥ 3.0
Drew down loan amounts																																																																																																					$ 800	¥ 6.0																																¥ 3.0
Interest rate of loan																																																							4.50%																																																																															4.50%
Repayment to the bank																													500
Fixed interest rate																																																																																																					3.70%	3.70%
Fuqing Shengfeng Logistics Co., Ltd. [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 2 [Line Items]
Drew down loan amounts																													$ 400																										$ 500																																																							¥ 3.0
Interest rate of loan																													4.30%																																																																																	4.30%
Repayment to the bank | ¥																														¥ 3.0